Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of basic earnings per share

	2023	2022	2021

Profit attributable to the Parent	9,449,313	14,287,093	15,528,052

Earnings per share (BRL)
Basic Profit per 1,000 shares (in reais - BRL)
Common shares	1,208.83	1,831.43	1,981.65
Preferred shares	1,329.71	2,014.57	2,179.82
Net Profit attributable - Basic (BRL)
Common shares	4,587,598	6,936,588	7,535,924
Preferred shares	4,861,715	7,350,505	7,992,128

Weighted average shares outstanding (in thousands) - Basic
Common shares	3,795,082	3,787,533	3,802,851
Preferred shares	3,656,223	3,648,674	3,666,423

Schedule of diluted earning per share

	2023	2022	2021

Profit attributable to the Parent	9,449,313	14,287,093	15,528,052

Earnings per share (in reais - BRL)
Diluted earnings per 1,000 shares (in reais - BRL)
Common shares	1,208.83	1,831.43	1,981.65
Preferred shares	1,329.71	2,014.57	2,179.82
Net Profit attributable - Basic (in reais - BRL)
Common shares	4,587,598	6,936,588	7,535,924
Preferred shares	4,861,715	7,350,505	7,992,128

Weighted average shares outstanding (in thousand) - Diluted
Common shares	3,795,082	3,787,533	3,802,851
Preferred shares	3,656,223	3,648,674	3,666,423